UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended:     June 30, 2010

        Check here if Amendment []; Amendment Number: __________________

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:   Ronald J. Juvonen

              Address:  c/o Downtown Associates, L.L.C.
                        674 Unionville Road, Suite 105
                        -------------------------------
                        Kennett Square, PA 19348
                        ------------------------

FORM 13F FILE NUMBER: 28-  07598
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Ronald J. Juvonen
           -----------------
Title:     Managing Member
           ---------------
Phone:     (610) 925-3480
           --------------

Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen         Kennett Square, PA         August 13, 2010
---------------------         ------------------        -----------------



REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             0
                                              --


Form 13F Information Table Entry Total:       15
---------------------------------------       --


Form 13F Information Table Value Total:       $105,987     (thousands)
---------------------------------------       ------------------------


List of Other Included Managers:     None
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

                           Form 13F Information Table



                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
BGC PARTNERS INC            CL A       05541T101   19,500    3,816,039  SH         SOLE              3,816,039
BROCADE COMMUNICATIONS
  SYS I                     COM NEW    111621306      206       40,000  SH         SOLE                 40,000
CARMAX INC                  COM        143130102    5,189      260,755  SH         SOLE                260,755
CITI TRENDS INC             COM        17306X102   15,627      474,414  SH         SOLE                474,414
COSI INC                    COM        22122P101    5,122    7,064,227  SH         SOLE              7,064,227
DEMANDTEC INC               COM NEW    24802R506    1,741      257,900  SH         SOLE                257,900
FARO TECHNOLOGIES INC       COM        311642102    3,822      204,301  SH         SOLE                204,301
GENTEX CORP                 COM        371901109    5,394      300,000  SH         SOLE                300,000
GLOBAL CASH ACCESS
  HLDGS INC                 COM        378967103    4,896      678,993  SH         SOLE                678,993
ION GEOPHYSICAL CORP        COM        462044108    4,120    1,183,971  SH         SOLE              1,183,971
NIC INC                     COM        62914B100   10,354    1,615,278  SH         SOLE              1,615,278
OBAGI MEDICAL PRODUCTS INC  COM        67423R108   10,326      873,603  SH         SOLE                873,603
RADISYS CORP                COM        750459109   14,093    1,480,316  SH         SOLE              1,480,316
SUPER MICRO COMPUTER INC    COM        86800U104    4,817      356,800  SH         SOLE                356,800
TASER INTL INC              COM        87651B104      780      200,000  SH         SOLE                200,000








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